FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Jessica R. Droeger - Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2004

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
Amli Residential Properties Trust	AML	001735109	04/26/2004	Elect Directors John E. Allen, Adam S. Metz, Philip N. Tague	For	For	Reappointment of KPMG as auditors	For	For								Y
Apartment Investment and Management Company (AIMCO)	AIV	03748R101	04/30/2004	Elect Directors Terry Considine, Peter K. Kompaniez, James N. Bailey, Richard S. Ellwood, J. Landis Martin and Thomas L. Rhodes	For	For	Ratify selection of Ernst & Young LLP to serve as auditors	For	For	Approve sale of high performance units	For	For	Urge approval of certain executive severance arrangements	Against	Against	4	Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
Archstone-Smith Trust	ASN	039583109	05/20/2004	Elect Directors Ernest A. Gerardi, Jr., Ruth Ann M. Gillis, Ned S. Holmes & Scot Sellers	For	For	Ratification of appointment of KPMG as auditors	For	For	Shareholder Proposal regarding severance agreements	Against	Against				3	Y
Arden Realty, Inc.	ARI	039793104	05/11/2004	Elect Directors Lelise E. Bider, Steven C. Good & Alan I. Rothenberg	For	For	Shareholder Proposal regarding severance agreements	Against	Against							2	Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
AvalonBay Communities	AVB	053484101	05/05/2004	Elect Directors Bryce Blair, Bruce A. Choate, John J. Healy, Jr., Gilbert M. Meyer, Charles D. Peebler, Jr., Lance R. Primis, Allan D. Schuster & Amy P. Williams	For	For	Stockholder Input on Poison Pills	Against	Against							2	Y
Federal Realty Investment Trust	FRT	313747206	05/05/2004	Elect Directors David W. Faeder & Kristin Gamble	For	For	Amendment of the Trust’s Declaration of Trust to change permissible size of the Board	For	For	Amendment of the Trust’s Declaration of Trust to decrease vote requirement to remove a Trustee with or without cause	For	For	Ratification of appointment of Grant Thornton as auditors	For	For		Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
First Industrial Realty Trust, Inc.	FR	32054K103	05/12/2004	Elect Directors Jay H. Shidler, J. Steven Wilson	For	For	Ratification of appointment of PWC as auditors	For	For								Y
Hersha Hospitality Trust	HT	427825104	05/27/2004	Elect Directors Thomas S. Capello, Donald J. Landry & William Lehr, Jr.	For	For	Approval of 2004 Equity Incentive Plan	For	For								Y
Highwoods Properties	HIW	431284108	05/18/2004	Elect Directors Edward J. Fritsch, Lawrence S. Kaplan, Glenn Orr, Jr., & William E. Graham, Jr.	For	For	Ratify selection of Ernst & Young LLP to serve as auditors	For									Y
HRPT Properties Trust	HRP	40426W101	05/11/2004	Elect Director Patrick F. Donelan	For	For											Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
Mack-Cali Realty Corporation	CLI	554489104	05/20/2004	Elect Directors Alan S. Bernikow, Martin D. Gruss, Vincent Tese & Roy Zuckerberg	For	For	Ratification of appointment of PWC as auditors	For	For	Approval and adoption of 2004 incentive stock plan	For	For	Shareholder proposal related to disclosure of related party transactions	Against	Against	4	Y
Maguire Properties Inc.	MPG	559775101	06/03/2004	Elect Directors Robert F. Maguire III, Richard I. Gilchrist, Lawrence S. Kaplan, Caroline S. McBride, Andrea L. Van De Kamp & Walter Weisman	For	For	Ratify appointment of KPMG as auditors	For	For								Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
Nationwide Health Properties, Inc.	NHP	638620104	04/16/2004	Elect Directors David R. Banks, Douglas M. Pasquale & Jack D. Samuelson	For	For											Y
New Plan Excel Realty Trust	NXL	648053106	05/12/2004	Elect Directors Norman Gold, Nina Matis, William Newman & George Puskar	For	For											Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
Reckson Associates Realty Corp.	RA	75621K106	06/02/2004	Amend Articles of Incorporation related to eliminate classification of the Board of Directors	For	For	Amend Articles of Incorporation to amend provision regarding stock ownership limit	For	For	Elect Directors Peter Quick, Stanley Steinberg, John Ruffle, Elizabeth McCaul, Souglas Crocker II, Scott H. Rechler, Donald J. Rechler, Lewis Ranieri, Ronald Menaker	For	For	Ratify selection of Ernst & Young LLP to serve as auditors	For	For		Y
Senior Housing Properties	SNH	81721M109	05/11/2004	Elect Directors John L. Harrington & Gerard M. Martin	For	For											Y

Proxy Voting Summary—July 1, 2003—June 30, 2004

Nuveen Real Estate Income Fund (JRS)

Security Name	Ticker	Cusip	Meeting Date	Proposal 1	Mgmt. Recom. 1	Vote 1	Proposal 2	Mgmt. Recom. 2	Vote 2	Proposal 3	Mgmt. Recom. 3	Vote 3	Proposal 4	Mgmt. Recom. 4	Vote 4	Share- holder Proposal	Voted (Y/N)
The Macerich Company	MAC	554382101	05/28/2004	Elect Directors Edward C. Coppola, Fred S. Hubbell, Diana M. Laing and Dr. William P. Sexton	For	For	Ratification selection of PWC as auditors	For	For								Y

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Real Estate Income Fund

By

/s/ Jessica R. Droeger - Vice President and Secretary

Date

August 30, 2004